Segment reporting (Details Textual) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)		Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)		Mar. 31, 2020 INR (₨)
Disclosure of major customers [line items]
Revenue	₨ 214,391	[1]	$ 2,826	₨ 189,722	[1]	₨ 174,600	[1]
Inter-segment revenues from PSAI to Global Generic	6,255			6,905		5,910
Major Customer 1 [Member]
Disclosure of major customers [line items]
Revenue	₨ 20,596			₨ 19,341		₨ 14,164
Percentage of entity's revenue	10.00%		10.00%	10.00%		8.00%
Major Customer 2 [Member]
Disclosure of major customers [line items]
Revenue	₨ 10,339			₨ 9,867		₨ 9,267
Percentage of entity's revenue	5.00%		5.00%	5.00%		5.00%

[1]	Revenues for the year ended March 31, 2022 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.6,255 (as compared to Rs. 6,905 and Rs. 5,910 for the years ended March 31, 2021 and 2020, respectively).